COMMON SHARE CAPITAL (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
COMMON SHARE CAPITAL
Balance at beginning of the period	$ 5,332.6
Balance at end of the period	6,663.0	$ 5,332.6
Total common share capital	$ 4,473.7	$ 14,926.2
Common share capital
COMMON SHARE CAPITAL
Balance at beginning of the period (shares)	1,253,766	1,250,229
Issued under share option and restricted share plans (shares)	4,554	3,537
Balance at end of the period (shares)	1,258,320	1,253,766
Balance at beginning of the period	$ 14,926.2	$ 14,913.4
Transfer to contributed surplus on reduction of stated capital	(10,473.4)
Issued under share option and restricted share plans	20.9	12.8
Balance at end of the period	4,473.7	14,926.2
Total common share capital	$ 4,473.7	$ 14,926.2